CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net income	€ 129	€ 308	€ 262
Items that will not be reclassified subsequently to the consolidated income statement
Remeasurement on post-employment benefit obligations	(16)	157	114
Income tax on remeasurement on post-employment benefit obligations	2	(35)	(16)
Items that may be reclassified subsequently to the consolidated income statement
Cash flow hedges	7	(8)	(17)
Income tax on cash flow hedges	(1)	2	4
Currency translation differences	(26)	21	34
Other comprehensive (loss) / income	(34)	137	119
Total comprehensive income	95	445	381
Attributable to:
Equity holders of Constellium	92	439	374
Non-controlling interests	3	6	7
Total comprehensive income	€ 95	€ 445	€ 381